02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-03 | Fidelity® California AMT Tax-Free Money Market Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® California AMT Tax-Free Money Market Fund}
02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-03
Fidelity® California AMT Tax-Free Money Market Fund
Fidelity California AMT Tax-Free Money Market Fund-Institutional Class AMT

Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	0.05%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

Sell All Shares
Expense Example {- Fidelity® California AMT Tax-Free Money Market Fund}
02.28 Fidelity California AMT Tax-Free Money Market Fund Institutional - PRO-03
Fidelity® California AMT Tax-Free Money Market Fund
Fidelity California AMT Tax-Free Money Market Fund-Institutional Class AMT
USD ($)

1 year	$ 20
3 years	64
5 years	113
10 years	$ 255

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.